Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	Aug. 31, 2015	Aug. 31, 2014
Income Statement [Abstract]
Revenue
Operating expenses:
General & administrative	114,511	28,603	83,470	8,194
Total operating expenses	114,511	28,603	83,470	8,194
Loss from operations	(114,511)	(28,603)	(83,470)	(8,194)
Other expense:
Interest expense	(4,385)	(366)	(1,166)	(1,390)
Total other expenses	(118,896)	(28,969)	(84,636)	(9,584)
Net loss before income taxes	(118,896)	(28,969)	(84,636)	(9,584)
Income taxes
Net Loss	$ (118,896)	$ (28,969)	$ (84,636)	$ (9,584)
Basic and diluted per common share amounts:
Basic and diluted net loss	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding (basic & diluted)	22,020,737	20,232,451	20,658,562	20,000,000